STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2006 Series A convertible preferred stock
Issuance of stock, issuance costs	$ 65	$ 1,768	$ 33